PREPAYMENTS AND OTHER ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item tranche	Dec. 31, 2021 USD ($)
PREPAYMENTS AND OTHER ASSETS
Prepayments to suppliers	$ 9,664	$ 14,450
Deposits	26,577	6,669
Deductible input value-added tax	757	760
Prepayments of income tax	18,459
Receivable from a third party	2,546
Receivable from the disposed subsidiaries		10,203
Others	1,573	2,555
Total	59,576	$ 34,637
Blue Safari Acquisition Corp [Member]
PREPAYMENTS AND OTHER ASSETS
Loan to third party	$ 1,990
Number of tranches | tranche	2
Loan to third party additional principal amount	$ 2,580
Loan to third party number of additional tranches | tranche	4
Merger completion extension term	3 months
Merger completion term number of extensions | item	2